GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of General and Administrative Expenses

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited
Professional services	$214,536	$5,488	$88,935	$1,337	$35,063
Legal fees	206,449	5,275	201,454	1,410	5,323
Travel	12,423	4,591	9,504	—	14,592
Depreciation	4,720	8,429	1,446	2,747	10,646
Other	6,491	21,607	3,177	8,587	26,394
Share based compensation	675,389	—	—	—	—

	$1,120,008	$45,390	$304,516	$14,081	$92,018

Year ended December 31,
	2015	2014
Professional services	$35,063	$3,761
Legal fees	5,323	2,237
Travel	14,592	23,306
Depreciation	10,646	12,404
Share based compensation	—	186,000	*
Other	26,394	23,405

	$92,018	$251,113

*	Restated - See note 16.